Property, plant and equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, plant and equipment
Property, plant and equipment at beginning of period	€ 1,783	€ 1,856
Property, plant and equipment at end of period	1,924	1,783
Gross carrying amount
Property, plant and equipment
Property, plant and equipment at beginning of period	4,537	4,428
Translation differences	148	(169)
Additions	574	449
Acquisitions through business combinations		2
Disposals and retirements	(380)	(173)
Property, plant and equipment at end of period	4,879	4,537
Accumulated depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment at beginning of period	(2,754)	(2,572)
Translation differences	(85)	105
Impairment charges	(14)
Disposals and retirements	330	150
Depreciation	(432)	(437)
Property, plant and equipment at end of period	(2,955)	(2,754)
Buildings and constructions
Property, plant and equipment
Property, plant and equipment at beginning of period	783	816
Property, plant and equipment at end of period	733	783
Buildings and constructions | Gross carrying amount
Property, plant and equipment
Property, plant and equipment at beginning of period	1,265	1,267
Translation differences	53	(63)
Additions	27	36
Reclassification	28	61
Disposals and retirements	(145)	(36)
Property, plant and equipment at end of period	1,228	1,265
Buildings and constructions | Accumulated depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment at beginning of period	(482)	(451)
Translation differences	(26)	33
Impairment charges	(14)
Disposals and retirements	114	22
Depreciation	(87)	(86)
Property, plant and equipment at end of period	(495)	(482)
Machinery and equipment
Property, plant and equipment
Property, plant and equipment at beginning of period	863	897
Property, plant and equipment at end of period	911	863
Machinery and equipment | Gross carrying amount
Property, plant and equipment
Property, plant and equipment at beginning of period	3,135	3,018
Translation differences	88	(102)
Additions	333	290
Acquisitions through business combinations		2
Reclassification	41	64
Disposals and retirements	(226)	(137)
Property, plant and equipment at end of period	3,371	3,135
Machinery and equipment | Accumulated depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment at beginning of period	(2,272)	(2,121)
Translation differences	(59)	72
Disposals and retirements	216	128
Depreciation	(345)	(351)
Property, plant and equipment at end of period	(2,460)	(2,272)
Assets under construction
Property, plant and equipment
Property, plant and equipment at beginning of period	137	143
Property, plant and equipment at end of period	280	137
Assets under construction | Gross carrying amount
Property, plant and equipment
Property, plant and equipment at beginning of period	137	143
Translation differences	7	(4)
Additions	214	123
Reclassification	(69)	(125)
Disposals and retirements	(9)
Property, plant and equipment at end of period	€ 280	€ 137